Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Schwab Treasury Inflation Protected Securities Index Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Inflation Protected Securities Index Fund
Class Name	Schwab Treasury Inflation Protected Securities Index Fund
Trading Symbol	SWRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 6.07%. The Bloomberg US Aggregate Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which
returned 6.17%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
may be attributable to, among other things, the operational
and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, approximately two thirds came from income, with the remainder coming from price appreciation

Portfolio holdings may have changed
since
the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006)	6.07%	1.97%	2.03%
Bloomberg US Aggregate Bond Index 2	7.30%	-0.04%	1.64%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	6.17%	2.04%	2.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the
Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflati
on-Li
nked Bond Index (Series-L)
SM
. The fund
does
not seek to track the regulatory index.

Performance Inception Date	Mar. 31, 2006
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 2,479,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,272,843
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$2,479
Number of Holdings	49
Portfolio Turnover Rate	31%
Advisory Fees Paid by the Fund	$1,272,843
30-Day SEC Yield	2.25%
12-Month Distribution Yield	3.74%
Weighted Average Maturity	7.4 Yrs
Weighted Average Duration	6.8 Yrs
Business Interest Deduction (163j)	99.8 0%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Treasury Inflation Protected Securities (TIPS) are inflation-linked securities issued by the U.S. Government whose principal value is adjusted periodically in accordance with the rise and fall in the inflation rate. Thus, the dividend amount payable is also impacted by variations in the inflation rate, as it is based upon the principal value of the bond.
It may fluctuate up or down. Repayment at maturity is guaranteed by the U.S. Government and may be adjusted for inflation to become the greater of the original face amount at issuance or that face amount plus an adjustment for inflation. Treasury Inflation-Protected Securities are guaranteed by the U.S. Government, but inflation-protected bond funds do not provide such a guarantee.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab U.S. Aggregate Bond Index Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond Index Fund
Class Name	Schwab U.S. Aggregate Bond Index Fund
Trading Symbol	SWAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 7.23%. The Bloomberg US Aggregate Bond Index returned 7.30%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, over half came from income, with the remainder coming from price appreciation
■

The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.8%, with a minimum exposure of 1.1% and maximum exposure of 2.4% over the period.

Portfolio holdings may have
ch
anged since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Return [Table Text Block]

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017)	7.23%	-0.15%	1.42%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.54%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 5,144,000,000
Holdings Count | Holding	10,046
Advisory Fees Paid, Amount	$ 1,834,412
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millio ns)	$5,144
Number of Holdings	10,046
Portfolio Turnover Rate	60%
Advisory Fees Paid by the Fund	$1,834,412
30-Day SEC Yield	4.10%
12-Month Distribution Yield	3.62%
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	6.0 Yrs
Business Interest Deduction (163j)	98.2 7%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investmen
ts

Portfolio Composition By Credit Quality % of Investments
3

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.1% of net assets on August 31, 2024.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
4
Less than 0.05%.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Short-Term Bond Index Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term Bond Index Fund
Class Name	Schwab Short-Term Bond Index Fund
Trading Symbol	SWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 6.56%. The Bloomberg US Aggregate Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index which returned 6.67%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US
Government/Credit 1-5 Year Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, approximately two thirds came from income, with the remainder coming from price appreciation

Portfolio holdings may have c
ha
nged since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2024)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017)	6.56%	1.23%	1.68%
Bloomberg US Aggregate Bond Index 2	7.30%	-0.04%	1.54%
Bloomberg US Government/Credit 1-5 Year Index	6.67%	1.32%	1.79%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Government/Credit 1-5 Year Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	T o obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,490,000,000
Holdings Count | Holding	2,462
Advisory Fees Paid, Amount	$ 885,782
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millio ns)	$1,490
Number of Holdings	2,462
Portfolio Turnover Rate	65%
Advisory Fees Paid by the Fund	$885,782
30-Day SEC Yield	4.08%
12-Month Distribution Yield	3.77%
Weighted Average Maturity	2.9 Yrs
Weighted Average Duration	2.6 Yrs
Business Interest Deduction ( 163j )	99.82%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Tax-Free Bond Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Tax-Free Bond Fund
Class Name	Schwab Tax-Free Bond Fund
Trading Symbol	SWNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 5.64%. The Bloomberg Municipal Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 6.09%. The Bloomberg
Municipal 3-15 Year Blend Index which returned 5.14%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over
the
reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to re
lative
performance as A and BBB rated securities outperformed over the reporting period

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.

Average Annual Return [Table Text Block]
Average Annual Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992)	5.64%	0.81%	1.92%
Bloomberg Municipal Bond Index 3	6.09%	1.02%	2.43%
Bloomberg Municipal 3-15 Year Blend Index	5.14%	1.09%	2.27%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal
Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Sep. 11, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 591,612,000
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 1,113,738
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousands)	$591,612
Number of Holdings	378
Portfolio Turnover Rate	127%
Advisory Fees Paid by the Fund	$1,113,738
30-Day SEC Yield	3.34%
30-Day SEC Yield-No Waiver	3.30%
12-Month Distribution Yield	3.34%
Weighted Average Maturity	6.8 Yrs
Weighted Average Duration	6.2 Yrs
Tax Exempt Income Distribut ion	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab California Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab California Tax-Free Bond Fund
Class Name	Schwab California Tax-Free Bond Fund
Trading Symbol	SWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 5.55%. The Bloomberg Municipal Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 6.09%. The Bloomberg
California Municipal 3-15 Year Blend Index which returned 4.85%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over the reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to relative perfor
m
ance as A and BBB rated securities outperformed over the reporting period

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.

Average Annual Return [Table Text Block]
Average Annual Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992)	5.55%	0.70%	1.88%
Bloomberg Municipal Bond Index 3	6.09%	1.02%	2.43%
Bloomberg California Municipal 3-15 Year Blend Index 4	4.85%	0.95%	N/A 5
S&P California AMT-Free Municipal Bond Index	5.30%	0.89%	2.28%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg California Municipal 3-15 Year Blend Index to the Bloomberg
Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is
the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.

Performance Inception Date	Feb. 24, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 439,249,000
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 823,846
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousand s)	$439,249
Number of Holdings	333
Portfolio Turnover Rate	81%
Advisory Fees Paid by the Fund	$823,846
30-Day SEC Yield	3.04%
30-Day SEC Yield-No Waiver	3.00%
12-Month Distribution Yield	3.01%
Weighted Average Maturity	5.9 Yrs
Weighted Average Duration	5.6 Yrs
Tax Exempt Income Distribution	100.00%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Schwab Opportunistic Municipal Bond Fund [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Opportunistic Municipal Bond Fund
Class Name	Schwab Opportunistic Municipal Bond Fund
Trading Symbol	SWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 7.39%. The Bloomberg Municipal Bond Index returned
6.09%.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over the reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to relative performance as A and BBB rated securities outperformed over the reporting period

Portfolio
hold
ings may
ha
ve ch
an
ged sinc
e the
report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.

Average Annual Return [Table Text Block]
Average Annual Returns
1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 4	7.39%	0.13%	2.94%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The
performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.

Performance Inception Date	Mar. 31, 2014 [1]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 67,548,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 157,086
Investment Company, Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousan ds)	$67,548
Number of Holdings	218
Portfolio Turnover Rate	181%
Advisory Fees Paid by the Fund	$157,086
30-Day SEC Yield	3.40%
30-Day SEC Yield-No Waiver	3.30%
12-Month Distribution Yield	4.05%
Weighted Average Maturity	9.4 Yrs
Weighted Average Duration	8.1 Yrs
Tax Exempt Income Distribution	99.77%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.

[1]	Inception date is that of the predecessor fund.